Property and Equipment Net (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of property and equipment [Abstract]
Furniture and fixtures	$ 36,960	$ 10,000
Computer equipment and software	100,519	54,052
Total cost	137,479	64,052
Accumulated depreciation	36,889	18,744
Property and equipment net	$ 100,590	$ 45,308